MARKETABLE SECURITIES: (Schedule of Company's Marketable Securities) (Details) - USD ($) $ in Thousands		Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Level 2 securities:
Marketable securities		$ 9,846	$ 1,709	$ 21,652
U.S government and agency bonds [Member]
Level 2 securities:
Marketable securities		1,174	275
Other foreign government bonds [Member]
Level 2 securities:
Marketable securities		1,507	0
Corporate bonds [Member]
Level 2 securities:
Marketable securities	[1]	$ 7,165	$ 1,434

[1]	Investments in Corporate bonds rated A or higher.